10-K Notes payable - Schedule of company’s credit facilities outstanding (Details) - USD ($) $ in Thousands		1 Months Ended
	Feb. 18, 2026	Dec. 31, 2021	Mar. 31, 2026	Dec. 31, 2025	Oct. 31, 2025	Oct. 10, 2025	Sep. 30, 2025	Dec. 31, 2024	Nov. 06, 2024	Jun. 14, 2024	Mar. 26, 2024	Dec. 29, 2023	Aug. 25, 2023	Mar. 21, 2023
Notes payable
Outstanding balance			$ 573,330	$ 554,723
Line of credit
Notes payable
Original facility size			1,170,380	787,046
Outstanding balance			573,330	554,723
Senior Secured Notes – 2026
Notes payable
Outstanding balance			0	456,815				$ 460,000
Gross proceeds		$ 475,000
Senior Secured Notes – 2026 | Line of credit
Notes payable
Original facility size			475,000	475,000
Outstanding balance			$ 0	$ 456,815
Stated interest rate			8.00%	8.00%
Senior Secured Notes – 2027
Notes payable
Outstanding balance			$ 50,115	$ 56,597				0
Senior Secured Notes – 2027 | Line of credit
Notes payable
Original facility size			67,000	67,000
Outstanding balance			$ 50,115	$ 56,597
Stated interest rate			10.00%	10.00%
Bloom Notes - 2025
Notes payable
Outstanding balance				$ 0				60,000
Bloom Notes - 2025 | Line of credit
Notes payable
Original facility size				60,000
Outstanding balance				$ 0
Stated interest rate				4.00%
Bloom Notes - 2024
Notes payable
Outstanding balance				$ 0				16,500				$ 47,500		$ 46,000
Bloom Notes - 2024 | Line of credit
Notes payable
Original facility size				50,000
Outstanding balance				$ 0
Stated interest rate				10.00%
Amended Needham LOC
Notes payable
Outstanding balance			$ 0	$ 21,910				11,100
Amended Needham LOC | Line of credit
Notes payable
Original facility size			100,000	100,000
Outstanding balance			$ 0	$ 21,910
Stated interest rate	8.99%		8.99%	7.99%		7.99%
Amended Needham LOC | Line of credit | Subsequent events
Notes payable
Stated interest rate	8.99%
Amended Needham LOC | Line of credit | Revolving credit facility
Notes payable
Original facility size					$ 100,000	$ 100,000	$ 40,000		$ 40,000
Amended Needham LOC | Line of credit | Revolving credit facility | Subsequent events
Notes payable
Stated interest rate	8.99%					7.99%
ABL Facility – EWB Note
Notes payable
Outstanding balance			$ 12,000	$ 12,000				12,000
ABL Facility – EWB Note | Line of credit
Notes payable
Original facility size			12,000	12,000
Outstanding balance			$ 12,000	$ 12,000
Stated interest rate			6.00%	6.00%
ABL Facility – EWB Note | Line of credit | Revolving credit facility
Notes payable
Original facility size										$ 12,000	$ 10,000		$ 6,500
Other notes payable - BHH Note | Line of credit
Notes payable
Original facility size				$ 7,500
Outstanding balance				$ 0
Stated interest rate				15.00%
Other notes payable - miscellaneous | Line of credit
Notes payable
Original facility size				$ 6,615
Outstanding balance				3,308
Other notes payable - VOWL Note | Line of credit
Notes payable
Original facility size				2,231
Outstanding balance				$ 0
Stated interest rate				4.25%
Other notes payable - NGC Note | Line of credit
Notes payable
Original facility size				$ 1,600
Outstanding balance				$ 0
Stated interest rate				12.00%
Seller note payable
Notes payable
Outstanding balance			$ 4,022	$ 4,093				$ 4,364
Seller note payable | Line of credit
Notes payable
Original facility size			5,100	5,100
Outstanding balance			$ 4,022	$ 4,093
Stated interest rate			5.00%	5.00%
Senior Secured Notes – 2029
Notes payable
Outstanding balance			$ 500,000	$ 0
Gross proceeds	$ 500,000
Senior Secured Notes – 2029 | Subsequent events
Notes payable
Gross proceeds	$ 500,000
Senior Secured Notes – 2029 | Line of credit
Notes payable
Original facility size			500,000
Outstanding balance			$ 500,000
Stated interest rate			11.50%
Senior Secured Notes – 2029 | Line of credit | Subsequent events
Notes payable
Stated interest rate	11.50%
Gross proceeds	$ 500,000